Expense Example	Jul. 28, 2025 USD ($)
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 729
Expense Example, with Redemption, 3 Years	1,447
Expense Example, with Redemption, 5 Years	2,184
Expense Example, with Redemption, 10 Years	4,118
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	342
Expense Example, with Redemption, 3 Years	1,237
Expense Example, with Redemption, 5 Years	2,144
Expense Example, with Redemption, 10 Years	4,461
AlphaCentric Income Opportunities Fund | AlphaCentric Income Opportunities Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	947
Expense Example, with Redemption, 5 Years	1,675
Expense Example, with Redemption, 10 Years	3,601
Alphacentric Life Sciences And Healthcare Fund | Alphacentric Life Sciences And Healthcare Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	739
Expense Example, with Redemption, 3 Years	1,166
Expense Example, with Redemption, 5 Years	1,617
Expense Example, with Redemption, 10 Years	2,864
Alphacentric Life Sciences And Healthcare Fund | Alphacentric Life Sciences And Healthcare Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	852
Expense Example, with Redemption, 5 Years	1,481
Expense Example, with Redemption, 10 Years	3,175
Alphacentric Life Sciences And Healthcare Fund | Alphacentric Life Sciences And Healthcare Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	977
Expense Example, with Redemption, 10 Years	2,167
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	793
Expense Example, with Redemption, 3 Years	1,299
Expense Example, with Redemption, 5 Years	1,830
Expense Example, with Redemption, 10 Years	3,275
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	990
Expense Example, with Redemption, 5 Years	1,698
Expense Example, with Redemption, 10 Years	3,576
AlphaCentric Premium Opportunity Fund | AlphaCentric Premium Opportunity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	206
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	2,615
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	744
Expense Example, with Redemption, 3 Years	1,308
Expense Example, with Redemption, 5 Years	1,898
Expense Example, with Redemption, 10 Years	3,486
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	1,000
Expense Example, with Redemption, 5 Years	1,768
Expense Example, with Redemption, 10 Years	3,783
AlphaCentric Robotics and Automation Fund | AlphaCentric Robotics and Automation Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,279
Expense Example, with Redemption, 10 Years	2,844
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	763
Expense Example, with Redemption, 3 Years	1,230
Expense Example, with Redemption, 5 Years	1,722
Expense Example, with Redemption, 10 Years	3,070
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,588
Expense Example, with Redemption, 10 Years	3,376
AlphaCentric Symmetry Strategy Fund | AlphaCentric Symmetry Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	2,391
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	1,136
Expense Example, with Redemption, 5 Years	1,651
Expense Example, with Redemption, 10 Years	3,061
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,606
Expense Example, with Redemption, 10 Years	3,439
AlphaCentric Real Income Fund | AlphaCentric Real Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	$ 2,461